Goodwill and Intangible assets - Summary of Goodwill and Intangible Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 36,589	€ 36,168
OnCyte IPRD [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	33,678	33,678
C-Cathez Development Costs [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	441	474
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	883	883
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	884	1,099
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill and Intangible assets	€ 703	€ 34